Revenue Recognition - Contract Asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Contract Assets
Balance at December 31, 2017	$ 0
Change in accounting policy			$ 176
Contract additions	23
Terminated contracts	(1)
Reclassified to receivables	(39)
Balance at December 31, 2018	$ 9
Difference between Revenue Guidance in Effect before and after Topic 606
Contract Assets
Change in accounting policy		$ 26